Net income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of the Computation of Basic Losses Per Share
The following table sets forth the computation of basic losses per share:

	Year Ended December 31,
	2021	2020	2019
Numerator:
Net income (loss)	$71,396	$5,781	$(1,876)
Basic net income attributable to Preferred shareholders	—	15,125	8,163
Basic net income attributable to Restricted sponsor shares	963	—	—
Basic net income (loss) attributable to Ordinary shareholders	70,433	(9,344)	(10,039)

Denominator:
Weighted average number of Ordinary shares used in computing basic net income (loss) per share	144,002,394	123,696,624	121,560,817
Basic net income (loss) per share of Ordinary shareholders	$0.49	$(0.08)	$(0.08)
Weighted average number of Ordinary shares used in computing diluted net income (loss) per share	161,538,579	123,696,624	121,560,817
Diluted net income (loss) per share of Ordinary shareholders	$0.44	$(0.08)	$(0.08)